SCHEDULE I - CONDENSED BALANCE SHEETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 30,477		$ 108	$ 100	$ 0
Demand note due from owner	143,241		0
Total current assets	213,139		65,123
Total assets	568,215		226,730
LIABILITIES AND PARTNERS' CAPITAL
Trade Payables	864		0
Amounts due to owners and affiliates	6,019		15,207
Loans and promissory notes due to owners and affiliates	467		193,430
Accrued liabilities and other payables	19,201		7,843
Total current liabilities	51,124		219,531
Accumulated losses of joint ventures	59,630		54,300
Total liabilities	330,775		274,765
Total Partners' capital	237,440	25,740	(48,035)	(53,229)	(65,196)
Total liabilities and Partner's capital	568,215		226,730
Parent Company [Member]
Current assets
Cash	27,155
Promissory note to subsidiaries	123,248
Demand note due from owner	143,241
Total current assets	293,644
Investments in subsidiaries	9,154
Total assets	302,798
LIABILITIES AND PARTNERS' CAPITAL
Trade Payables	155
Amounts due to owners and affiliates	213
Loans and promissory notes due to owners and affiliates	467
Accrued liabilities and other payables	4,894
Total current liabilities	5,728
Accumulated losses of joint ventures	59,630
Total liabilities	65,358
Total Partners' capital	237,440
Total liabilities and Partner's capital	$ 302,798